Accumulated Other Comprehensive Loss (Reclassification by Location) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Revaluation gain on sale of businesses	$ (107.0)	$ (101.6)	$ (310.9)	$ (312.6)	$ (416.0)	$ (347.1)	$ (407.0)
Income tax benefit	(3.1)	(10.4)	7.7	(1.3)	(23.3)	31.5	(26.0)
Amortization of pension and other postretirement benefit plan adjustments, net of tax					31.4	84.2	(46.9)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefit plan adjustments, net of tax	(0.9)	(0.8)	(2.8)	(4.9)	(7.0)	(9.9)	5.2
Accumulated Revaluation on Gain (Loss) on Sale of Business [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Revaluation gain on sale of businesses	0	0	0	(2.4)
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefit plan adjustments	(1.5)	(1.3)	(4.5)	(4.1)
Income tax benefit	0.6	0.5	1.7	1.6	0.1	0	0.1
Amortization of pension and other postretirement benefit plan adjustments, net of tax	$ (0.9)	$ (0.8)	$ (2.8)	$ (2.5)	$ 0.2	$ (0.1)	$ 0.3